Supplementary Cash Flow Data	12 Months Ended
Mar. 04, 2017
Supplementary Cash Flow Data
Supplementary Cash Flow Data

22. Supplementary Cash Flow Data

	Year Ended
	March 4, 2017	February 27, 2016	February 28, 2015
Cash paid for interest (a)	$409,692	$403,727	$384,329

Cash payments for income taxes, net (a)	$17,081	$4,856	$6,665

Equipment financed under capital leases	$7,551	$9,614	$6,157

Equipment received for noncash consideration	$746	$3,011	$1,600

Accrued capital expenditures	$27,232	$50,391	$64,089

Gross borrowings from revolver (a)	$3,608,000	$4,729,000	$6,078,000

Gross repayments to revolver (a)	$3,278,000	$4,354,000	$4,753,000

(a) — Amounts are presented on a total company basis.